Discontinued operations	12 Months Ended
Dec. 31, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Discontinued operations	Discontinued operations
As a result of the agreement for the sale of part of the Polish business, the effect of these businesses on the consolidated income statement of 2025 has been classified under the line item 'Profit/(loss) after tax from discontinued operations', with the same classification applied for comparative purposes in the consolidated income statement of years 2024 and 2023 (see Note 3).
a) Breakdown
The following is a breakdown of the heading 'Profit/loss after tax from discontinued operations' at 31 December of 2025, 2024 and 2023:

EUR million	2025	2024	2023
Entities held for sale
Santander Bank Polska (Note 3)	1,542	1,241	1,058
Profit/loss after tax from discontinued operations	1,542	1,241	1,058
b) Gains or losses from entities held for sale
The following are the consolidated summary profit and loss accounts for the business held for sale in Poland:

EUR million
Condensed consolidated income statements	2025	2024	2023
Interest margin	3,006	2,881	2,611
Dividend income	4	4	3
Investments accounted for using the equity method	28	24	22
Net commissions	685	634	562
Net trading income	74	62	68
Other operating results	(77)	(109)	(94)
Total income	3,720	3,496	3,172
Administrative expenses, depreciation and amortisation cost	(1,014)	(885)	(793)
Impairment of financial assets A	(285)	(508)	(658)
Other results and provisions	(471)	(423)	(267)
Profit before taxes	1,950	1,680	1,454
Tax expense	(408)	(439)	(396)
Profit of the year	1,542	1,241	1,058
A.Of which EUR 144 million correspond to renegotiations or contractual modifications at 31 December 2025 (EUR 334 and 457 million at 31 December 2024 and 2023, respectively).